Transactions with Related Parties - Additional Information (Detail) - USD ($)								3 Months Ended	6 Months Ended
	May 17, 2024	Sep. 05, 2023	Jul. 14, 2023	Jul. 07, 2023	Jun. 21, 2023	Feb. 14, 2023	May 31, 2020	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Receivable from related party								$ 39,423,256	$ 39,423,256	$ 37,906,821
Payable to related parties								3,347,049	3,347,049	2,324,334
Vessel Cost, Disposal									43,043,220
Proceeds from sale of property, plant, and equipment									41,153,578		$ 0
Interest income, operating									1,516,436		0
Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member]
Dividends payable, amount per share					$ 25
Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member] | Preferred Stock [Member]
Dividends payable, nature					15th day of January, April, July and October in each year
Company Affiliated With Members Of The Family Of The Chief Executive Officer [Member]
Payments to acquire property, plant, and equipment	$ 39,000,000	$ 71,000,000
Payments for advance to affiliate								0
C3is Inc [Member]
Receivable from related party								39,423,256	39,423,256	37,906,821
Equity security measured at fair value								12,796,417	12,796,417	12,798,500
Accrued dividends								160,417	160,417	162,500
Interest receivable								2,879,795	2,879,795
C3is Inc [Member] | Inventories [Member]
Receivable from related party								843,461	843,461
C3is Inc [Member] | Stealth Berana [Member]
Vessel Cost, Disposal				$ 43,000,000
Percentage of total consideration received in cash				10.00%
Proceeds from sale of property, plant, and equipment				$ 4,300,000
Accounts receivable, after allowance for credit loss				$ 38,700,000
Interest income, operating									0	1,516,436
Fair Value Of Remaining Selling Price			$ 35,700,000
Fair Value Of Remaining Selling Price Including Financing Component			38,700,000
Receivable with Imputed Interest, Discount			$ 3,000,000
C3is Inc [Member] | Series A Perpetual Convertible Preferred Shares [Member] | Spin Off Transaction [Member] | Preferred Stock [Member]
Preferred Stock, Shares Outstanding					600,000
Preferred Stock, liquidation preference per share					$ 25
Preferred stock par or stated value per share					$ 0.01
Number of days after when the stock are eligible to convert to shares					90 days
Preferred Stock, Dividend Rate, Percentage					5.00%
Dividend income from related party					$ 20,833				379,167
Per share conversion price of preferred stock					$ 1.2573
Related Party [Member]
Payable to related parties								$ 3,347,049	3,347,049	$ 2,324,334
Glorieuse and Eco Wildfire [Member]
Total consideration						$ 35,500,000
Glorieuse [Member]
Aggregate purchase price , Cash						8,500,000
Total consideration						18,500,000
Glorieuse [Member] | Series C Preferred Stock [Member]
Asset acquisition, equity interest issued and issuable						$ 13,875
Management fees [Member]
Related party transaction, amounts of transaction									805,640		871,640
Brokerage commissions [Member]
Related party transaction, amounts of transaction									$ 1,102,384		1,546,799
Related party transaction, brokerage commission per vessel									1.25%
Superintendent fees [Member]
Related party transaction, amounts of transaction									$ 9,500		1,000
Related party transaction, additional amounts of transaction									500
Crew management fees [Member]
Related party transaction, amounts of transaction									150,000		153,333
Crew management fees [Member] | Hellenic Manning Overseas Inc [Member]
Related party transaction, amounts of transaction							$ 2,500
Commissions – vessels purchased [Member]
Related party transaction, amounts of transaction									$ 710,000		$ 355,000
Commissions – vessels purchased [Member] | Hellenic Manning Overseas Inc [Member]
Commission as a percentage of purchase price of vessels									1.00%
Commission as a percentage of sale price of vessels									1.00%
Maximum [Member] | Management fees [Member]
Related party transaction, amounts of transaction									$ 440
Minimum [Member] | Management fees [Member]
Related party transaction, amounts of transaction									$ 125